GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Balance
The Company’s goodwill balance consists of the following:

(In thousands, USD)	Amount
December 31, 2020	$384,202
Currency translation	(787)
December 31, 2021	$383,415
Acquisition	44,859
Impairment	(58,074)
Currency translation	(494)
December 31, 2022	$369,706

Summary of Other Intangible Assets
The Company’s other intangible assets consist of the following:

(In thousands, USD)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$327,317	$(197,483)	$129,834
Technology	46,978	(42,348)	4,630
Carrier contracts	70,210	(47,483)	22,727
Trademarks	16,214	(11,060)	5,154
Internally developed computer software	72,063	(41,904)	30,159
Total as of December 31, 2022	$532,782	$(340,278)	$192,504

(In thousands, USD)	Carrying Gross Amount	Accumulated Amortization	Net Carrying Value
Customer relationships	$305,648	$(168,519)	$137,129
Technology	45,983	(37,529)	8,454
Carrier contracts	65,700	(40,488)	25,212
Trademarks	15,733	(9,221)	6,512
Internally developed computer software	59,906	(34,663)	25,243
Total as of December 31, 2021	$492,970	$(290,420)	$202,550

Summary of Weighted Average Remaining Useful Lives per Intangible Asset Category
The following table shows the weighted average remaining useful lives per intangible asset category as of December 31, 2022.

Years
Customer relationships	5.0
Technology	2.6
Carrier contracts	3.6
Trademarks	4.3
Internally developed computer software	4.2

Summary of Estimated Amortization Expense
The following table shows the estimated amortization expense for the next five years and thereafter as of December 31, 2022.

(In thousands, USD)	Amount
2023	$49,657
2024	45,932
2025	43,206
2026	28,607
2027	9,645
Thereafter	15,457
Total	$192,504